Share-based compensation - Schedule of fair value assumptions of share options granted (Details) - Stock options	12 Months Ended
	Dec. 31, 2019 Year $ / shares	Dec. 31, 2018 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected life | Year	5	5
Annualized volatility	100.00%	100.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 6.45	$ 10.05
Exercise price	$ 7.17	$ 10.05
Risk free interest rate	1.24%	1.97%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 75.38	$ 142.71
Exercise price	$ 75.38	$ 148.74
Risk free interest rate	1.90%	2.41%